LOANS AND PAYMENT PLAN RECEIVABLES (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Loans [Abstract]
Total Loans	$ 1,374,570,000		$ 1,419,139,000
Net of deferred loan fees	200,000		200,000
Payment plan receivables	64,700,000		90,800,000
Unamortized discount	4,100,000		6,200,000
Effective yields of payment plan receivables (in hundredths)	15.00%		15.00%
Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	431,812,000	[1]	468,636,000	[1]
Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	113,703,000	[1]	121,235,000	[1]
Construction and Land Development [Member]
Loans [Abstract]
Total Loans	50,290,000	[1]	56,183,000	[1]
Other [Member]
Loans [Abstract]
Total Loans	440,348,000	[1],[2]	434,336,000	[1],[2]
Commercial Loan Portfolio Segment [Member]
Loans [Abstract]
Total Loans	146,954,000		132,904,000
Consumer [Member]
Loans [Abstract]
Total Loans	126,443,000		117,077,000
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans	60,638,000		84,692,000
Agricultural [Member]
Loans [Abstract]
Total Loans	$ 4,382,000		$ 4,076,000

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.